UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.4%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,315,460
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,298,331
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,220,900
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,602,675
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,820,918
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,293,880
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,579,556
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,205,003
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	8,025	8,484,592
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,322,230
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,844,050
University of California, 5.25%, 5/15/39	4,450	5,019,289
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,567,300
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,415,329

		$141,989,513

Electric Utilities — 1.3%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$7,110	$8,133,129
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,778,289

		$11,911,418

General Obligations — 15.7%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$9,205,747
City & County of San Francisco, CA, (Earthquake Safety & Emergency Response), 4.00%, 6/15/27	9,080	9,547,711
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,564,000
Florida Board of Education, 5.00%, 6/1/31	10,000	11,576,400
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	7,349,412
Georgia, 5.00%, 7/1/29	10,000	11,991,400
Hawaii, 5.00%, 12/1/29	7,620	9,003,259
Hawaii, 5.00%, 12/1/30	6,500	7,621,120
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,267,620
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	11,698,000
New York, 5.00%, 12/15/30	7,660	8,951,476
New York, 5.00%, 2/15/36	5,000	5,635,500
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,590,420
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	201,011
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,679,942

Security	Principal Amount (000’s omitted)	Value
Oregon, 5.00%, 8/1/35(1)	$6,750	$7,750,215
Oregon, 5.00%, 8/1/36	2,000	2,296,360
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	4,355	5,013,607
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,657,550
Virginia Beach, VA, 4.00%, 4/1/27	2,770	3,050,213
Virginia Beach, VA, 4.00%, 4/1/28	2,820	3,088,126

		$144,739,089

Hospital — 7.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,122,160
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,973,939
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	12,584,141
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36(2)	4,215	4,425,286
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,610	2,659,694
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	891,605
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,610,326
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,948,633
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,608,027
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	8,310	2,317,991
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,370,600
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,165	8,362,185
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,595,547
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	100	105,658
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	900	950,922
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,574,902

		$66,101,616

Industrial Development Revenue — 0.6%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$1,000	$1,034,200
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	4,370	4,577,619

		$5,611,819

Insured-Electric Utilities — 3.6%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,652,200
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,350	1,558,575
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,033,255
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,987,058
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,968,176

		$33,199,264

Insured-Education — 3.0%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$14,400	$18,623,664
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,728,105

		$27,351,769

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 11.8%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,828,913
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,120,176
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	8,337,702
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	1,010	1,022,049
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	49,750	35,789,652
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,481,740
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,027,093
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	101,792
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,732,815
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,573,140
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	7,015	7,107,528

		$109,122,600

Insured-Hospital — 17.0%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,968,987
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,772,860
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	3,950	4,142,602
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,050	1,102,658
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,112,030
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	17,128,585
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,956,895
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,840,000
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,645,800
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,932,834
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,884,325
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,584,513
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,250	5,599,440
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	545	575,182
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	230	242,737
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,430	3,619,954
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,361,056
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,591,581
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,471,341
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,713,735

		$156,247,115

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,909,450

		$9,909,450

Insured-Lease Revenue/Certificates of Participation — 9.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,910	$3,287,863
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	25,970,880
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,750	42,865,425
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,078,610

		$86,202,778

Insured-Other Revenue — 4.2%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	$25,875	$26,320,309
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	4,604,853
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,022,915

		$38,948,077

Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,228,538
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,815,880

		$5,044,418

Insured-Special Tax Revenue — 7.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,940	$16,851,580
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	10,527,210
Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,175	1,186,433
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	12,079,650
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	96,650	8,183,356
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	54,710	8,217,989
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,753,747

		$68,799,965

Insured-Student Loan — 1.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$8,755	$9,772,856

		$9,772,856

Insured-Transportation — 20.8%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,570,736
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,896,969
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(3)	10,070	903,279
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(3)	3,100	185,070
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	15,000	3,178,500
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	6,878,472
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	4,925,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,867,586
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,296,722
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,147,395

Security	Principal Amount (000’s omitted)	Value
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	$14,000	$15,395,100
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,979,904
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,117,923
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,140,038
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,304,571
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,609,600
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,071,500
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	766,018
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	864,689
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	410,800
San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	12,889,653
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	23,845	17,932,394
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	5,475	5,475,000

		$191,806,919

Insured-Water and Sewer — 15.1%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,255,180
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,605,961
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,240,092
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,484,940
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,366,459
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	9,171,750
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,006,600
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,373,460
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	31,158,228
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,160,284
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,398,426
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,175,036
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	11,448,070
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,615,845
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	30,033,847

		$139,494,178

Lease Revenue/Certificates of Participation — 1.6%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,951,264
North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/30	10,335	11,959,455

		$14,910,719

Other Revenue — 2.5%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,039,355
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	11,006,144

		$23,045,499

Special Tax Revenue — 2.8%
Michigan Trunk Line Fund, 5.00%, 11/15/30	$1,390	$1,596,735
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,717,860
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,459,362
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,154,007
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 12/15/32	7,180	8,303,885
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	11,378,900

		$25,610,749

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,326,857

		$1,326,857

Transportation — 9.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$8,982,843
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,813,786
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,219,026
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,735	7,473,156
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,940	11,753,827
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	12,005,300
New York Thruway Authority, 5.00%, 1/1/37(4)	1,275	1,396,648
New York Thruway Authority, 5.00%, 1/1/42(4)	1,385	1,505,606
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,915	3,184,987
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	2,590	2,813,051
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,687,250
Port Authority of New York and New Jersey, 4.00%, 7/15/32	9,670	9,999,747
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,701,921
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,575,600
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,593,650

		$88,706,398

Water and Sewer — 7.8%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,724,300
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,146,262
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,560,800
Detroit, MI, Water and Sewerage Department, 5.00%, 7/1/32	1,070	1,086,414
Detroit, MI, Water and Sewerage Department, 5.25%, 7/1/39	1,785	1,831,803
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,315,557
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,232,100
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,582,347
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,874,516
New York Municipal Water Finance Authority, 5.00%, 6/15/34	10,000	11,330,100
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,159,309

		$71,843,508

Total Tax-Exempt Investments — 159.7% (identified cost $1,376,562,047)		$1,471,696,574

Other Assets, Less Liabilities — (59.7)%		$(550,365,020)

Net Assets — 100.0%		$921,331,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2012, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments is as follows:

California	13.2%
Texas	12.8%
New York	10.9%
Others, representing less than 10% individually	63.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 59.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(4)	When-issued security.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	346 U.S. 30-Year Treasury Bond	Short	$(51,006,804)	$(51,197,187)	$(190,383)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $190,383.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,436,443

Gross unrealized appreciation	$123,011,060
Gross unrealized depreciation	(26,700,929)

Net unrealized appreciation	$96,310,131

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,471,696,574	$—	$1,471,696,574
Total Investments	$—	$1,471,696,574	$—	$1,471,696,574

Liability Description
Futures Contracts	$(190,383)	$—	$—	$(190,383)
Total	$(190,383)	$—	$—	$(190,383)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012